TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Taxes On Income Schedule Of Theoretical Tax
Schedule of Weighted Combination of Applicable Rates
Percent of		Reduced Tax Period	Tax Exemption Period
Foreign Ownership	Rate of Reduced Tax
0-25%	25%	5/0 years	2/10 years
25-49%	25%	8/0 years	2/10 years
49-74%	20%	8/0 years	2/10 years
74-90%	15%	8/0 years	2/10 years
90-100%	10%	8/0 years	2/10 years

Schedule of Deferred Taxes
The Company initially recorded deferred tax assets for carry forward losses and other temporary differences, as their utilization in the foreseeable future is estimated to be probable. Below is the roll forward for deferred taxes:

Total
U.S Dollars in thousands

Balance at January 1, 2018	$-
Amount carried to profit and loss	1,944
Amount carried to other comprehensive income	(8)
Amount carried to other capital reserve	112

Balance as of December 31, 2018	$2,048

Schedule of Current Taxes on Income
Taxes on income

	Year ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands
Current taxes	$-	$129	$362
Deferred tax income	(1,944)	-	-
Taxes in respect of prior years	(11)	140	1,360

Taxes on income	$(1,955)	$269	$1,722

Schedule of Reconciliation of Taxes on Profit Loss
The table below represent the reconciliation between the statutory tax rate and the effective tax rate as recorded in profit or loss

Year ended December 31,
2018
U.S. Dollars in thousands
Gain before taxes on income	$20,341
Statutory tax rate	23%
Tax calculated using the statutory tax rate	4,678

Carry-forward tax losses utilization for which no deferred taxes were provided, net	(4,678)
Temporary differences for which deferred taxes are initially recognized	(1,944)
Prior year taxes	(11)

Tax on income	$(1,955)
Effective tax rate	9.6%